Business Combinations (Tables)	12 Months Ended
Aug. 31, 2019
Yuhan
Business Combination
Schedule of estimated fair value of tangible assets acquired and liabilities assumed

	For the year ended August 31,
	2018	2018
	RMB	US$
Intangible assets (i) (Note 9)	97,870	13,680
Net tangible assets (ii)	(24,331)	(3,401)
Goodwill (Note 11)	161,001	22,504
Total fair value of purchase price allocation	234,540	32,783

Cash consideration	140,000	19,569
Fair value of ownership interests previously held in the acquiree	42,595	5,954
Fair value of non-controlling interest	51,945	7,260

(i)   The acquired intangible assets consisted of trademark, license use right, customer relationship, student base as well as franchise agreements. These intangible assets have estimated amortization periods of five to thirty years.

(ii)   Net tangible assets acquired primarily included cash and cash equivalent of RMB6,381  (US$892), short-term investment of RMB46,000  (US$6,430), prepayment and other current assets of RMB20,175  (US$2,820), property and equipment of RMB7,662  (US$1,071), accrued expenses and other current liabilities of RMB18,979  (US$2,653), deferred tax liabilities of RMB24,268  (US$3,392) and prepayments from customers of RMB62,668  (US$8,759) as of the date of acquisition.

Tianjin Huaying
Business Combination
Schedule of estimated fair value of tangible assets acquired and liabilities assumed

	For the year ended August 31,
	2019	2019
	RMB	US$
Intangible assets (i) (Note 9)	59,800	8,359
Net tangible assets (ii)	6,582	920
Deferred tax liabilities, net	(14,179)	(1,982)
Goodwill	178,113	24,896
Total fair value of purchase price allocation	230,316	32,193

Consideration	230,316	32,193
(i)	The acquired intangible assets consisted of trademark, customer relationship and franchise agreements. These intangible assets have estimated amortization periods of five to ten years.
(ii)

Net tangible assets acquired primarily included cash and cash equivalent of RMB16,917 (US$2,365), short-term investments of  RMB16,350 (US$2,285), prepayment and other current assets of RMB10,366 (US$1,449), property and equipment of RMB1,621 (US$227), accrued expenses and other current liabilities of RMB9,940 (US$1,389) and prepayments from customers of RMB28,732 (US$4,016) as of the date of acquisition.

Other acquisitions
Business Combination
Schedule of estimated fair value of tangible assets acquired and liabilities assumed

	For the years ended August 31,
	2018	2019	2019
	RMB	RMB	US$
Intangible assets (i) (Note 9)	11,540	20,700	2,893
Net tangible liabilities (ii)	(26,383)	(170,458)	(23,826)
Deferred tax liabilities, net	(2,885)	(3,947)	(552)
Goodwill	152,716	311,817	43,585
Total fair value of purchase price allocation	134,988	158,112	22,100
Cash consideration	110,885	143,740	20,091
Fair value of equity interests previously held in the acquirees	3,474	3,305	462
Fair value of non-controlling interests	20,629	11,067	1,547
(i)	The acquired intangible assets consisted of customer relationship, with estimated amortization periods of one to five years.
(ii)

In 2018 business acquisition, net tangible assets acquired primarily included cash and cash equivalent of RMB11,358  (US$1,588), prepayment and other current assets of RMB9,119  (US$1,275), property and equipment of RMB30,348  (US$4,242), accrued expenses and other current liabilities of RMB27,192  (US$3,801), deferred tax liabilities of RMB2,885 (US$403) and prepayments from customers of RMB49,268  (US$6,886) as of the date of acquisition. In 2019 business acquisition, net tangible assets acquired primarily included cash and cash equivalent of RMB17,898 (US$2,502), prepayment and other current assets of RMB14,561 (US$2,035), property and equipment of RMB7,225 (US$1,010), accrued expenses and other current liabilities of RMB23,038 (US$3,220)  and prepayments from customers of RMB187,103 (US$26,153) as of the date of acquisition.